Share Capital and reserves (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Changes in Equity Interest

As at December 31, 2018, 2017 and January 1, 2017 the equity attributable to owners of the Company is analysed as follows:

	31/12/18	31/12/17	01/01/17
Share capital	54,853	54,853	54,853
Reserves	17,198	16,398	24,065
Retained earnings	64,496	31,244	61,636

Total	136,547	102,495	140,554

Disclosure of Share Capital Owned

Share capital is owned, as at December 31, 2018 and 2017, as follows:

	31/12/18	31/12/17	01/01/17
Mr. Pasquale Natuzzi	56.5%	56.5%	56.5%
Mrs. Anna Maria Natuzzi	2.6%	2.6%	2.6%
Mrs. Annunziata Natuzzi	2.5%	2.5%	2.5%
Other investors	38.4%	38.4%	38.4%

Total	100.0%	100.0%	100.0%

Analysis of Share Capital Reserves

An analysis of “Reserves” is as follows:

	31/12/18	31/12/17	01/01/17
Legal reserve	10,971	10,971	10,971
Majority shareholder capital contribution	488	488	488
Foreign operations translation reserve	5,282	5,055	12,606
Remeasurement of defined benefit plan	457	(116)	—

Total	17,198	16,398	24,065

Analysis of Share Capital Reserves

The disaggregation of changes of OCI by each type of reserve in equity is shown in the tables below.

Year ended December 31, 2018

	Foreign operations translation reserve	Remeasurement of defined benefit plan	Total

Exchange difference on translation of foreign operations	497	—	497
Share of OCI of equity-method investees	(246)	—	(246)
Actuarial gains on employees’ leaving entitlement	—	573	573

Total	251	573	824

Year ended December 31, 2017

	Foreign operations translation reserve	Remeasurement of defined benefit plan	Total

Exchange difference on translation of foreign operations	(7,778)	—	(7,778)
Actuarial gains on employees’ leaving entitlement	—	(116)	(116)

Total	(7,778)	(116)	(7,894)